Summary of Significant Accounting Policies (Details)								6 Months Ended			12 Months Ended
		Jul. 02, 2026 $ / shares shares	Jun. 26, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 27, 2025 $ / shares shares	Nov. 10, 2023 USD ($) shares	Nov. 08, 2023 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 21, 2026 $ / shares	Apr. 28, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 CNY (¥) shares	Sep. 02, 2025 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $								$ 5,290,000
Ordinary shares, shares authorized	[1]							500,000,000			500,000,000			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.2	[1]		$ 0.2 [1]					$ 0.2
Management shares																100,000,000
Authorized share capital (in Dollars) | $								$ 57,224
Offering costs (in Dollars) | $				$ 362,476,000,000
Allowance for expected credit loss (in Dollars) | $								$ 27,918			$ 28,906
Exchanges rates								7.8						7.8	7.8
Cash balances (in Dollars) | $								$ 7,146,898			7,505,388
Cost of revenue, rate								68.90%		73.60%				68.90%	68.90%
Deposit (in Dollars) | $														$ 800,000
Deposit insurance limit (in Yuan Renminbi) | ¥															¥ 500,000
Contract assets due								90 days						90 days	90 days
Contract assets (in Dollars) | $								$ 739,613			553,218
Allowance for expected credit loss for contract assets (in Dollars) | $								8,530		$ 14,940	5,839
Deferred costs (in Dollars) | $								$ 374,286			$ 374,286
Dilution shares								0
Government grants (in Dollars) | $								$ 96,154			$ 96,154
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate gross proceed (in Dollars) | $			$ 15,000,000
Ordinary units issued			5,645,997
Ordinary share			1
Purchase of each warrants			1
Reverse stock split		200
Operating Leases [Member]
Summary of Significant Accounting Policies [Line Items]
Operating leases with a term								1 year						1 year	1 year
Board of Directors [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001										$ 0.2
Series A Warrant [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants			1
Series B Warrant [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants			1
Pre-funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares				$ 1.6
Pre-funded Warrants [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary units issued			16,093,133
Purchase of each warrants			1
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new ordinary shares	[2]									239
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.2
Ordinary Shares [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001
Globavend Holdings Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized											1,526,213
Globavend Holdings Limited [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized								100						100	100		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.2						$ 0.2
Total issued shares percentage								2.40%
Total outstanding shares percentage								97.70%
Subsequent Event [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.001
Mr. Wai Yiu Yau [Member]
Summary of Significant Accounting Policies [Line Items]
Total issued shares percentage								2.40%
Total outstanding shares percentage								97.70%
Mr. Wai Yiu Yau [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $								$ 57,224
Total issued shares percentage								100.00%
Accounts Receivable, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit loss (in Dollars) | $								$ 19,388			$ 23,067
Share Subscription Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized					100
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.2											$ 0.2
Management shares					100											2,000,000
Share Subscription Agreement [Member] | Mr. Wai Yiu Yau [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.2
Management shares					100
Shares designated					100
Carrying votes					1,000,000
Warrants to purchase ordinary shares				889,359
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $																$ 2,000,000
Minimum [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized																10,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.2
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $													$ 50,000
Ordinary shares, shares authorized													50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.001
Maximum [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $																$ 100,000,000
Ordinary shares, shares authorized																500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.2
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $													$ 2,000,000
Ordinary shares, shares authorized													2,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.001
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $						$ 5,300,000
Issuance of new ordinary shares							1,500,000
Initial Public Offering [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $							$ 3
Issuance of new ordinary shares						1,500,000

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025